OPERATING SEGMENTS - Schedule of Operating Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Revenue	$ 1,331,824	$ 730,382
Cost of sales, excluding DDA	(753,539)	(462,527)
DDA	(71,743)	(47,621)
Gross profit	506,542	220,234
Site exploration and evaluation expenses	(12,920)	(23,818)
General and administrative expenses	(120,794)	(63,149)
Exploration and evaluation expense overhead	(3,570)
(Loss) gain on revaluation of financial instruments	(69,391)	5,836
Other losses	(35,964)	(125,193)
Net earnings before finance costs and income tax	263,903	13,910
Finance costs	(26,550)	(19,276)
Net earnings (loss) before income tax	237,353	(5,366)
Current assets	763,709	449,286
Non-current assets	1,359,970	870,568
Total assets	2,123,679	1,319,854
Current liabilities	988,564	485,003
Non-current liabilities	630,436	418,554
Total liabilities	1,619,000	903,557
Sadiola mine
Disclosure of operating segments [line items]
Revenue	734,156	334,584
Cost of sales, excluding DDA	(466,005)	(193,176)
DDA	(23,029)	(6,183)
Gross profit	245,122	135,225
Site exploration and evaluation expenses	(11,919)	(13,298)
Other losses		(75,800)
Current assets	295,796	182,712
Non-current assets	322,691	241,046
Total assets	618,487	423,758
Current liabilities	246,720	180,867
Non-current liabilities	153,639	97,606
Total liabilities	400,359	278,473
Bonikro mine
Disclosure of operating segments [line items]
Revenue	319,423	206,908
Cost of sales, excluding DDA	(140,712)	(113,356)
DDA	(33,284)	(33,464)
Gross profit	145,427	60,088
Site exploration and evaluation expenses	(578)	(2,680)
Current assets	83,125	33,599
Non-current assets	226,925	167,271
Total assets	310,050	200,870
Current liabilities	105,528	60,534
Non-current liabilities	48,997	42,912
Total liabilities	154,525	103,446
Agbaou mine
Disclosure of operating segments [line items]
Revenue	278,245	188,890
Cost of sales, excluding DDA	(146,822)	(155,995)
DDA	(15,430)	(7,974)
Gross profit	115,993	24,921
Site exploration and evaluation expenses	(423)	(7,840)
Current assets	104,782	31,352
Non-current assets	70,371	55,961
Total assets	175,153	87,313
Current liabilities	96,840	55,602
Non-current liabilities	62,136	52,474
Total liabilities	158,976	108,076
Kurmuk project
Disclosure of operating segments [line items]
Current assets	2,224	3,269
Non-current assets	707,685	373,605
Total assets	709,909	376,874
Current liabilities	68,224	26,469
Non-current liabilities	34,322	43,488
Total liabilities	102,546	69,957
Corporate and other
Disclosure of operating segments [line items]
Current assets	277,782	198,354
Non-current assets	32,298	32,685
Total assets	310,080	231,039
Current liabilities	471,252	161,531
Non-current liabilities	331,342	182,074
Total liabilities	$ 802,594	$ 343,605